Derivative financial liabilities - Summary of Derivative Financial Instruments (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Current derivative financial liabilities	¥ 3,148	¥ 0
Non-current derivative financial liabilities	53	0
Interest rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Measured at FVOCI	42	0
Measured at FVPL	11	0
Forward foreign exchange contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Forward foreign exchange contracts	56	0
Derivative component of convertible bonds [member]
Disclosure of detailed information about financial instruments [line items]
Derivative component of convertible bonds	¥ 3,092	¥ 0